Share-Based Payments - Data Related to All Performance Share Awards (PSAs) (Details) - Performance Shares [Member] shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) Employee shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	[1]	$ 58	$ 9	$ 14
Total compensation cost related to nonvested awards not yet recognized, pre-tax		$ 34	$ 30	$ 24
Weighted-average period over which nonvested award cost is expected to be recognized (years)		1 year 9 months 18 days	1 year 9 months 18 days	1 year 10 months 24 days
Number of shares modified to accelerate vesting | shares		1.1
Number of employees affected by accelerated vesting | Employee		90
Number of shares scheduled for near-term vesting | shares		1.1
Incremental compensation cost resulting from plan modification		$ 0

[1]	Includes the modification for a commitment to pay 1.1 million PSAs to approximately 90 employees, including senior and key management employees, for the 1.1 million PSAs scheduled for near-term vesting. There was no material impact to compensation expense due to the modification.